FINANCIAL ASSETS - Narratives (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of financial assets [line items]
Gains (losses) on financial assets at fair value through profit or loss, designated upon initial recognition or subsequently	R (8.8)	R 0.0	R 0.0
Unwinding of long term receivables	0.7
Non-current receivable [member]
Disclosure of financial assets [line items]
Non-current receivable	18.6
Gains (losses) on financial assets at fair value through profit or loss, designated upon initial recognition or subsequently	(8.8)	0.0
Unwinding of long term receivables	R 0.7	R 0.0